United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/18

Date of Reporting Period: Six months ended 02/28/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
February 28, 2018
Share Class | Ticker	Institutional | FEUGX	Service | FASSX

Federated Adjustable Rate Securities Fund

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2018, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Adjustable Rate Mortgage Securities (ARMS)	55.8%
Collateralized Mortgage Obligations	30.0%
Asset-Backed Securities	3.6%
U.S. Government Agency Commercial Mortgage-Backed Securities	2.8%
U.S. Government Agency Mortgage-Backed Securities	2.1%
U.S. Treasuries	2.1%
Non-Agency Mortgage-Backed Securities	1.0%
Cash Equivalents[2]	3.5%
Other Assets and Liabilities—Net[3]	(0.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 28, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—55.8%
		Federal Home Loan Mortgage Corporation ARM—16.2%
$1,467,381		3.001%, 4/1/2034	$1,537,445
4,763,550		3.106%, 7/1/2034	4,881,747
2,860,911		3.118%, 2/1/2035	3,025,636
3,038,506		3.150%, 11/1/2036	3,196,712
2,236,396		3.167%, 7/1/2038	2,312,033
1,159		3.345%, 9/1/2020	1,156
2,071,827		3.416%, 8/1/2035	2,190,169
1,799,520		3.441%, 11/1/2034	1,899,176
1,961,330		3.483%, 12/1/2034	2,045,890
860,492		3.492%, 2/1/2036	884,649
2,875,287		3.496%, 7/1/2036	3,002,657
2,511,166		3.533%, 10/1/2033	2,607,919
1,841,754		3.538%, 5/1/2035	1,924,803
1,769,073		3.585%, 4/1/2037	1,857,412
2,697,315		3.739%, 7/1/2035	2,829,314
		TOTAL	34,196,718
		Federal National Mortgage Association ARM—39.4%
2,627,403		2.332%, 3/1/2044	2,612,495
1,578,519		2.382%, 7/1/2042	1,573,422
361,461		2.700%, 7/1/2036	371,572
2,388		2.795%, 2/1/2020	2,391
2,306,772		2.878%, 5/1/2039	2,384,171
873,346		2.944%, 9/1/2033	890,377
433,499		2.980%, 5/1/2035	448,883
1,145,840		2.982%, 10/1/2033	1,169,922
3,122,744		2.993%, 1/1/2044	3,140,767
1,926,048		3.037%, 10/1/2034	1,976,947
313,073		3.038%, 11/1/2035	319,250
1,326,781		3.054%, 10/1/2037	1,351,260
3,237,439		3.071%, 8/1/2034	3,325,594
2,318		3.084%, 5/1/2018	2,315
299,220		3.121%, 5/1/2038	309,602
1,722,395		3.134%, 8/1/2034	1,771,628
2,750,881		3.140%, 5/1/2036	2,893,297
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$1,463,146		3.148%, 6/1/2034	$1,507,375
3,705,589		3.176%, 1/1/2039	3,889,401
1,486,500		3.185%, 10/1/2035	1,568,658
780,883		3.215%, 6/1/2033	822,376
2,962,687		3.236%, 7/1/2034	3,123,122
375,396		3.258%, 7/1/2035	389,171
1,642,014		3.270%, 7/1/2035	1,729,006
571,442		3.278%, 10/1/2035	598,923
270,507		3.295%, 12/1/2040	282,677
700,416		3.298%, 5/1/2035	718,422
893,012		3.301%, 7/1/2034	941,576
894,961		3.301%, 6/1/2035	944,640
3,916,550		3.306%, 5/1/2035	4,123,231
1,171,838		3.335%, 12/1/2034	1,223,654
4,623,247		3.339%, 8/1/2039	4,829,322
86,091		3.345%, 10/1/2033	90,123
1,389,449		3.359%, 7/1/2035	1,461,964
89,804		3.372%, 4/1/2034	93,581
699,800		3.375%, 1/1/2035	718,154
296,964		3.427%, 12/1/2034	308,233
702,774		3.432%, 1/1/2035	738,943
120,334		3.433%, 2/1/2036	125,300
768,769		3.433%, 7/1/2039	806,914
240,010		3.435%, 2/1/2036	250,558
1,940,056		3.480%, 12/1/2039	2,025,460
971,411		3.487%, 5/1/2035	1,017,760
1,001,293		3.492%, 7/1/2035	1,047,148
13,132		3.500%, 2/1/2019	13,147
929,827		3.521%, 6/1/2034	971,432
878,017		3.523%, 10/1/2035	910,895
1,534,659		3.539%, 1/1/2036	1,627,599
2,174,790		3.541%, 7/1/2035	2,279,572
1,674,019		3.549%, 2/1/2033	1,758,557
424,125		3.556%, 12/1/2033	445,918
657,540		3.565%, 11/1/2040	691,611
279,597		3.570%, 12/1/2040	294,098
963,403		3.585%, 11/1/2039	1,013,390
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$1,095,970		3.610%, 10/1/2037	$1,152,798
2,199,905		3.614%, 1/1/2040	2,314,364
344,790		3.655%, 5/1/2036	357,021
1,725,705		3.655%, 2/1/2042	1,816,128
7,126,202		3.830%, 8/1/2035	7,508,706
79,980		3.889%, 7/1/2027	84,462
		TOTAL	83,159,283
		Government National Mortgage Association ARM—0.2%
80,760		2.375%, 1/20/2022	81,419
72,751		2.375%, 2/20/2023	73,526
76,557		2.375%, 3/20/2023	77,387
16,979		2.375%, 1/20/2030	17,365
37,312		2.625%, 5/20/2029	38,073
48,388		2.750%, 7/20/2023	48,835
58,351		2.750%, 9/20/2023	58,926
46,695		3.125%, 11/20/2023	47,216
42,720		3.125%, 10/20/2029	43,606
		TOTAL	486,353
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $117,597,640)	117,842,354
	[1]	ASSET-BACKED SECURITIES—3.6%
		Credit Card—2.7%
5,718,000		Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 2.318%, (1-month USLIBOR +0.730%), 1/18/2022	5,746,507
		Other—0.9%
177,010		SMB Private Education Loan Trust 2016-B, Class A1, 2.238%, (1-month USLIBOR +0.650%), 11/15/2023	177,114
1,601,645		Sofi Professional Loan Program LLC, Class A1, 3.371%, (1-month USLIBOR +1.750%), 8/25/2036	1,657,454
		TOTAL	1,834,568
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,489,333)	7,581,075
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—31.0%
		Federal Home Loan Mortgage Corporation—9.3%
297,056		REMIC 2380 FL, 2.188% (1-month USLIBOR +0.600%), 11/15/2031	299,344
262,112		REMIC 2434 FA, 2.588% (1-month USLIBOR +1.000%), 3/15/2032	266,674
108,152		REMIC 2448 FA, 2.588% (1-month USLIBOR +1.000%), 1/15/2032	109,988
114,428		REMIC 2452 FC, 2.588% (1-month USLIBOR +1.000%), 1/15/2032	116,371
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$368,422		REMIC 2459 FP, 2.588% (1-month USLIBOR +1.000%), 6/15/2032	$374,718
82,378		REMIC 2470 EF, 2.588% (1-month USLIBOR +1.000%), 3/15/2032	83,812
391,527		REMIC 2475 F, 2.588% (1-month USLIBOR +1.000%), 2/15/2032	398,309
313,101		REMIC 2475 FD, 2.138% (1-month USLIBOR +0.550%), 6/15/2031	315,071
252,673		REMIC 2480 NF, 2.588% (1-month USLIBOR +1.000%), 1/15/2032	257,047
81,114		REMIC 2498 AF, 2.588% (1-month USLIBOR +1.000%), 3/15/2032	82,526
839,894		REMIC 2819 F, 1.988% (1-month USLIBOR +0.400%), 6/15/2034	842,724
309,742		REMIC 3085 UF, 2.038% (1-month USLIBOR +0.450%), 12/15/2035	310,876
227,065		REMIC 3155 PF, 1.938% (1-month USLIBOR +0.350%), 5/15/2036	226,907
754,040		REMIC 3156 HF, 2.073% (1-month USLIBOR +0.485%), 8/15/2035	757,706
168,908		REMIC 3174 FL, 1.938% (1-month USLIBOR +0.350%), 6/15/2036	168,783
277,185		REMIC 3179 FP, 1.968% (1-month USLIBOR +0.380%), 7/15/2036	277,218
266,328		REMIC 3213 GF, 2.018% (1-month USLIBOR +0.430%), 9/15/2036	266,970
232,171		REMIC 3221 FW, 2.008% (1-month USLIBOR +0.420%), 9/15/2036	232,650
1,400,828		REMIC 3284 AF, 1.898% (1-month USLIBOR +0.310%), 3/15/2037	1,397,022
6,452,962		REMIC 3284 BF, 1.888% (1-month USLIBOR +0.300%), 3/15/2037	6,460,744
847,763		REMIC 3380 FP, 1.938% (1-month USLIBOR +0.350%), 11/15/2036	846,435
862,573		REMIC 3550 GF, 2.338% (1-month USLIBOR +0.750%), 7/15/2039	875,761
1,133,022		REMIC 3556 FA, 2.498% (1-month USLIBOR +0.910%), 7/15/2037	1,153,899
504,982		REMIC 3593 CF, 2.188% (1-month USLIBOR +0.600%), 2/15/2036	511,501
3,050,140		REMIC 4149 F, 1.838% (1-month USLIBOR +0.250%), 1/15/2033	3,032,996
		TOTAL	19,666,052
		Federal National Mortgage Association—20.7%
63,364		REMIC 1995-17 B, 2.968%, 2/25/2025	63,735
337,131		REMIC 2001-32 FA, 2.171% (1-month USLIBOR +0.550%), 7/25/2031	339,230
117,975		REMIC 2001-57 FA, 2.071% (1-month USLIBOR +0.450%), 6/25/2031	118,843
94,704		REMIC 2001-62 FC, 2.271% (1-month USLIBOR +0.650%), 11/25/2031	95,683
124,232		REMIC 2001-71 FS, 2.221% (1-month USLIBOR +0.600%), 11/25/2031	125,332
241,960		REMIC 2002-52 FG, 2.121% (1-month USLIBOR +0.500%), 9/25/2032	243,302
678,482		REMIC 2002-58 FG, 2.621% (1-month USLIBOR +1.000%), 8/25/2032	690,523
110,253		REMIC 2002-60 FH, 2.621% (1-month USLIBOR +1.000%), 8/25/2032	112,210
437,410		REMIC 2002-7 FG, 2.521% (1-month USLIBOR +0.900%), 1/25/2032	445,817
219,436		REMIC 2002-77 FA, 2.590% (1-month USLIBOR +1.000%), 12/18/2032	223,308
91,951		REMIC 2002-77 FG, 2.140% (1-month USLIBOR +0.550%), 12/18/2032	92,636
196,933		REMIC 2002-8 FA, 2.340% (1-month USLIBOR +0.750%), 3/18/2032	199,714
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$1,499,841		REMIC 2004-28 PF, 2.021% (1-month USLIBOR +0.400%), 3/25/2034	$1,500,861
291,380		REMIC 2005-67 FM, 1.971% (1-month USLIBOR +0.350%), 8/25/2035	291,134
1,320,492		REMIC 2006-103 FB, 2.021% (1-month USLIBOR +0.400%), 10/25/2036	1,327,934
374,387		REMIC 2006-11 FB, 1.921% (1-month USLIBOR +0.300%), 3/25/2036	374,152
502,174		REMIC 2006-20 PF, 1.941% (1-month USLIBOR +0.320%), 11/25/2030	501,789
2,047,927		REMIC 2006-49 PF, 1.871% (1-month USLIBOR +0.250%), 4/25/2036	2,039,228
1,264,869		REMIC 2006-65 DF, 1.971% (1-month USLIBOR +0.350%), 7/25/2036	1,263,920
460,582		REMIC 2006-76 QF, 2.021% (1-month USLIBOR +0.400%), 8/25/2036	463,052
475,692		REMIC 2006-8 NF, 1.991% (1-month USLIBOR +0.370%), 3/25/2036	475,714
177,575		REMIC 2006-81 FA, 1.971% (1-month USLIBOR +0.350%), 9/25/2036	177,610
4,412,638		REMIC 2006-W1 2AF1, 1.841% (1-month USLIBOR +0.220%), 2/25/2046	4,373,090
166,815		REMIC 2007-102 FA, 2.191% (1-month USLIBOR +0.570%), 11/25/2037	168,381
376,896		REMIC 2007-16 PF, 1.811% (1-month USLIBOR +0.190%), 3/25/2037	374,111
406,008		REMIC 2007-20 F, 1.881% (1-month USLIBOR +0.260%), 3/25/2037	404,981
324,468		REMIC 2007-67 FB, 1.941% (1-month USLIBOR +0.320%), 7/25/2037	323,697
2,908,687		REMIC 2007-71 WF, 2.071% (1-month USLIBOR +0.450%), 7/25/2037	2,919,133
487,499		REMIC 2007-84 FN, 2.121% (1-month USLIBOR +0.500%), 8/25/2037	489,908
516,684		REMIC 2007-88 FW, 2.171% (1-month USLIBOR +0.550%), 9/25/2037	517,085
427,188		REMIC 2007-88 FY, 2.081% (1-month USLIBOR +0.460%), 9/25/2037	430,329
1,559,685		REMIC 2008-52 FD, 1.971% (1-month USLIBOR +0.350%), 6/25/2036	1,557,397
730,235		REMIC 2008-69 FB, 2.621% (1-month USLIBOR +1.000%), 6/25/2037	750,088
315,484		REMIC 2008-75 DF, 2.871% (1-month USLIBOR +1.250%), 9/25/2038	324,062
3,088,251		REMIC 2009-106 FN, 2.371% (1-month USLIBOR +0.750%), 1/25/2040	3,134,445
1,087,147		REMIC 2009-78 UF, 2.391% (1-month USLIBOR +0.770%), 10/25/2039	1,105,498
1,939,574		REMIC 2009-87 FX, 2.371% (1-month USLIBOR +0.750%), 11/25/2039	1,967,673
2,274,690		REMIC 2009-87 HF, 2.471% (1-month USLIBOR +0.850%), 11/25/2039	2,318,463
1,006,076		REMIC 2010-39 EF, 2.141% (1-month USLIBOR +0.520%), 6/25/2037	1,011,940
4,609,542		REMIC 2011-4 PF, 2.171% (1-month USLIBOR +0.550%), 2/25/2041	4,640,109
4,954,394		REMIC 2012-130 DF, 2.021% (1-month USLIBOR +0.400%), 12/25/2042	4,925,924
763,201		REMIC 2012-99 FB, 2.001% (1-month USLIBOR +0.380%), 9/25/2042	763,831
		TOTAL	43,665,872
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—1.0%
$2,368,792		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	$2,203,450
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $65,163,939)	65,535,374
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.8%
		Agency Commercial Mortgage-Backed Securities—2.8%
847,300	[1]	FHLMC REMIC KF03 A, 1.920% (1-month USLIBOR +0.340%), 1/25/2021	847,565
5,010,671	[1]	FHLMC REMIC KS02 A, 1.960% (1-month USLIBOR +0.380%), 8/25/2023	5,012,209
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,857,971)	5,859,774
		MORTGAGE-BACKED SECURITIES—2.1%
		Federal National Mortgage Association—2.1%
1,892,651		3.000%, 8/1/2023	1,905,630
2,241,718		4.500%, 2/1/2048	2,354,592
232,430		5.000%, 1/1/2024	242,848
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,546,081)	4,503,070
		U.S. TREASURIES—2.1%
		U.S. Treasury Notes—2.1%
2,000,000		United States Treasury Notes, 1.250%, 12/15/2018	1,987,697
2,500,000		United States Treasury Notes, 1.500%, 1/31/2019	2,486,819
		TOTAL U.S. TREASURIES (IDENTIFIED COST $4,485,899)	4,474,516
		INVESTMENT COMPANY—3.5%
7,387,592		Federated Government Obligations Fund, Premier Shares, 1.27%[2] (AT AMORTIZED COST)	7,387,592
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $212,528,455)[3]	213,183,755
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[4]	(2,003,005)
		TOTAL NET ASSETS—100%	$211,180,750
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended February 28, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 8/31/2017	7,022,442
Purchases/Additions	41,543,508
Sales/Reductions	(41,178,358)
Semi-Annual Shareholder Report

Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/28/2018	7,387,592
Value	$7,387,592
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$28,062
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $212,528,444.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of February 28, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$117,842,354	$—	$117,842,354
Asset-Backed Securities	—	7,581,075	—	7,581,075
Collateralized Mortgage Obligations	—	65,535,374	—	65,535,374
Commercial Mortgage-Backed Securities	—	5,859,774	—	5,859,774
Mortgage-Backed Securities	—	4,503,070	—	4,503,070
U.S. Treasuries	—	4,474,516	—	4,474,516
Investment Company	7,387,592	—	—	7,387,592
TOTAL SECURITIES	$7,387,592	$205,796,163	$—	$213,183,755
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2018	Year Ended August 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.67	$9.69	$9.78	$9.81	$9.78	$9.90
Income From Investment Operations:
Net investment income	0.06	0.08	0.06	0.05	0.05	0.06
Net realized and unrealized gain (loss)	(0.03)	(0.02)	(0.09)	(0.03)	0.03	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.06	(0.03)	0.02	0.08	(0.06)
Less Distributions:
Distributions from net investment income	(0.06)	(0.08)	(0.06)	(0.05)	(0.05)	(0.06)
Distributions from net realized gain	—	—	—	—	—	(0.00)[1]
TOTAL DISTRIBUTIONS	(0.06)	(0.08)	(0.06)	(0.05)	(0.05)	(0.06)
Net Asset Value, End of Period	$9.64	$9.67	$9.69	$9.78	$9.81	$9.78
Total Return[2]	0.35%	0.63%	(0.35)%	0.16%	0.83%	(0.57)%
Ratios to Average Net Assets:
Net expenses	0.65%[3]	0.65%	0.64%	0.64%	0.64%	0.64%
Net investment income	1.30%[3]	0.82%	0.58%	0.47%	0.52%	0.62%
Expense waiver/reimbursement[4]	0.34%[3]	0.30%	0.25%	0.24%	0.24%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$198,787	$226,904	$357,065	$555,017	$674,103	$806,715
Portfolio turnover	8%	1%	19%	27%	12%	30%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	8%	1%	19%	27%	12%	30%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2018	Year Ended August 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.67	$9.69	$9.78	$9.81	$9.78	$9.90
Income From Investment Operations:
Net investment income	0.05	0.06	0.04	0.02	0.03	0.04
Net realized and unrealized gain (loss)	(0.03)	(0.02)	(0.09)	(0.03)	0.03	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.04	(0.05)	(0.01)	0.06	(0.08)
Less Distributions:
Distributions from net investment income	(0.05)	(0.06)	(0.04)	(0.02)	(0.03)	(0.04)
Distributions from net realized gain	—	—	—	—	—	(0.00)[1]
TOTAL DISTRIBUTIONS	(0.05)	(0.06)	(0.04)	(0.02)	(0.03)	(0.04)
Net Asset Value, End of Period	$9.64	$9.67	$9.69	$9.78	$9.81	$9.78
Total Return[2]	0.23%	0.40%	(0.55)%	(0.07)%	0.60%	(0.80)%
Ratios to Average Net Assets:
Net expenses	0.90%[3]	0.88%	0.85%	0.88%	0.88%	0.88%
Net investment income	1.04%[3]	0.60%	0.39%	0.23%	0.28%	0.38%
Expense waiver/reimbursement[4]	0.21%[3]	0.18%	0.14%	0.12%	0.12%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,394	$20,109	$30,134	$38,078	$42,755	$72,193
Portfolio turnover	8%	1%	19%	27%	12%	30%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	8%	1%	19%	27%	12%	30%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2018 (unaudited)
Assets:
Investment in securities, at value including $7,387,592 of investment in an affiliated holding (identified cost $212,528,455)		$213,183,755
Income receivable		878,668
Receivable for shares sold		21,649
TOTAL ASSETS		214,084,072
Liabilities:
Payable for investments purchased	$2,354,364
Payable for shares redeemed	283,776
Income distribution payable	105,479
Payable to adviser (Note 5)	3,618
Payable for administrative fees (Note 5)	464
Payable for Directors'/Trustees' fees (Note 5)	278
Payable for other service fees (Notes 2 and 5)	40,879
Accrued expenses (Note 5)	114,464
TOTAL LIABILITIES		2,903,322
Net assets for 21,909,671 shares outstanding		$211,180,750
Net Assets Consist of:
Paid-in capital		$212,331,398
Net unrealized appreciation		655,300
Accumulated net realized loss		(1,823,977)
Undistributed net investment income		18,029
TOTAL NET ASSETS		$211,180,750
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($198,787,009 ÷ 20,623,555 shares outstanding), no par value, unlimited shares authorized		$9.64
Service Shares:
Net asset value per share ($12,393,741 ÷ 1,286,116 shares outstanding), no par value, unlimited shares authorized		$9.64
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 28, 2018 (unaudited)
Investment Income:
Interest			$2,189,391
Dividends received from an affiliated holding (see footnotes to Portfolio of Investments)			28,062
TOTAL INCOME			2,217,453
Expenses:
Investment adviser fee (Note 5)		$682,904
Administrative fee (Note 5)		91,265
Custodian fees		10,689
Transfer agent fee		48,663
Directors'/Trustees' fees (Note 5)		5,084
Auditing fees		15,993
Legal fees		4,687
Portfolio accounting fees		61,807
Other service fees (Notes 2 and 5)		154,043
Share registration costs		20,472
Printing and postage		12,736
Miscellaneous (Note 5)		26,383
TOTAL EXPENSES		1,134,726
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(238,826)
Reimbursement of other operating expenses (Notes 2 and 5)	(131,620)
TOTAL WAIVER AND REIMBURSEMENTS		(370,446)
Net expenses			764,280
Net investment income			1,453,173
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(30,409)
Net change in unrealized appreciation of investments			(781,352)
Net realized and unrealized loss on investments			(811,761)
Change in net assets resulting from operations			$641,412
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2018	Year Ended 8/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,453,173	$2,522,080
Net realized loss	(30,409)	(150,682)
Net change in unrealized appreciation/depreciation	(781,352)	(496,768)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	641,412	1,874,630
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,384,804)	(2,401,848)
Service Shares	(96,494)	(134,449)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,481,298)	(2,536,297)
Share Transactions:
Proceeds from sale of shares	17,761,987	44,186,917
Net asset value of shares issued to shareholders in payment of distributions declared	964,799	1,579,094
Cost of shares redeemed	(53,719,008)	(185,289,891)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(34,992,222)	(139,523,880)
Change in net assets	(35,832,108)	(140,185,547)
Net Assets:
Beginning of period	247,012,858	387,198,405
End of period (including undistributed net investment income of $18,029 and $46,154, respectively)	$211,180,750	$247,012,858
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 28, 2018 (unaudited)
1. ORGANIZATION
Federated Adjustable Rate Securities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $370,446 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$131,345	$(131,345)
Service Shares	22,698	(275)
TOTAL	$154,043	$(131,620)
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 2/28/2018		Year Ended 8/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,835,791	$17,716,415	4,533,490	$43,888,314
Shares issued to shareholders in payment of distributions declared	90,357	872,416	150,185	1,454,082
Shares redeemed	(4,756,495)	(45,936,529)	(18,068,046)	(174,881,593)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,830,347)	$(27,347,698)	(13,384,371)	$(129,539,197)

	Six Months Ended 2/28/2018		Year Ended 8/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,723	$45,572	30,830	$298,603
Shares issued to shareholders in payment of distributions declared	9,569	92,383	12,914	125,012
Shares redeemed	(807,145)	(7,782,479)	(1,073,935)	(10,408,298)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(792,853)	$(7,644,524)	(1,030,191)	$(9,984,683)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,623,200)	(34,992,222)	(14,414,562)	(139,523,880)
4. FEDERAL TAX INFORMATION
At February 28, 2018, the cost of investments for federal tax purposes was $212,528,444. The net unrealized appreciation of investments for federal tax purposes was $655,311. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,733,919 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,078,608.
At August 31, 2017, the Fund had a capital loss carryforward of $1,793,580 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$1,104,929	$686,085	$1,791,014
2019	2,566	—	2,566
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of their fee. For the six months ended February 28, 2018, the Adviser voluntarily waived $236,867 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended February 28, 2018, the Adviser reimbursed $1,959.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2018, the annualized fee paid to FAS was 0.08% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2018, the Fund's Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended February 28, 2018, FSSC received $257 and reimbursed $131,620 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of its respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.64% and 0.89% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2018, were as follows:
Purchases	$—
Sales	$20,936,984
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 28, 2018, the Fund had no outstanding loans. During the six months ended February 28, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2018, there were no outstanding loans. During the six months ended February 28, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2017	Ending Account Value 2/28/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,003.50	$3.23
Service Shares	$1,000	$1,002.30	$4.47
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.60	$3.26
Service Shares	$1,000	$1,020.30	$4.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.65%
Service Shares	0.90%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Adjustable Rate Securities Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed
Semi-Annual Shareholder Report

expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Adjustable Rate Securities Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314082108
CUSIP 314082207
8040404 (4/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Fedeated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 24, 2018